Loans and Allowance for Credit Losses (Recognized Interest Income on Nonaccrual Loans) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 18,052	¥ 9,989
Commercial | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	10,033	2,004
Commercial | Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	2,247	2,301
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	378	422
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	9	13
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	51	377
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	3,250	2,950
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 2,084	¥ 1,922